SUBSEQUENT EVENTS	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
NOTE 12. SUBSEQUENT EVENTS

In July 2015, the Company sold an additional 541,666 Units for a purchase price of $0.54 per Unit for gross proceeds of $292,500. Each Unit consists of one share of common stock and one Investor Warrant similar to the Unit description in Note 6.

As of December 29, 2014, the Board of Directors has not granted the stock options to purchase 500,000 shares of common stock under a financial consulting services agreement.

The Company is currently negotiating an extension for the $600,000 of notes payable that were due on December 19, 2014.